SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE OF ASSETS (HELD AT END OF YEAR)

SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value

Identity of Insurer, Borrower, Lessor or Similar Party	Type of Investment	Cost	Current Value
Investments at Fair Value:
Vanguard Instit Index	Registered Investment Company	**	$23,115,772
JP Morgan Large Growth R6	"	**	20,104,237
American Balanced Fund R6	"	**	20,093,099
Invesco Growth & Income R6	"	**	5,229,768
The Investment Co of Amer R6	"	**	4,955,633
Invesco Value Opportunities R6	"	**	3,959,150
Dodge & Cox Income Fund	"	**	3,914,346
American EUPAC R6	"	**	3,614,657
PGIM Jennison Small Company R6	"	**	3,016,146
Principal High Yield Fund R6	"	**	2,896,715
Fid Advisor Mid Cap II Fund Z	"	**	2,478,731
Undiscovered Mgrs Behav Val R6	"	**	2,149,968
MFS Intntl Intrinsic Value R6	"	**	2,077,903
Loomis Sayles Core Plus Bond N	"	**	1,905,982
PIMCO Real Return Fund	"	**	1,781,723
Vanguard Total Int Idx Adm	"	**	1,710,500
American New World Fund R6	"	**	1,489,854
Vanguard Total Bd Mkt Ind Adm	"	**	1,246,173
Goldman Intl SC Insights R6	"	**	1,172,814
Cohen & Steers Inst Realty	"	**	985,013
Vanguard Mid Cap Index Adm	"	**	567,380
Vanguard Sm Cap Index Fd Adm	"	**	512,681
PIMCO Income Fund	"	**	212,452
Janus Henderson Enterprise (N)	"	**	57,817
JP Morgan US Govt MMkt Fund	"	**	40,849
Amer Target 2020 Fund R6	"	**	2,377,950
Amer Target 2025 Fund R6	"	**	4,165,647
Amer Target 2030 Fund R6	"	**	8,053,191
Amer Target 2035 Fund R6	"	**	4,130,552
Amer Target 2040 Fund R6	"	**	5,811,710
Amer Target 2045 Fund R6	"	**	5,914,450
Amer Target 2050 Fund R6	"	**	4,519,806
Amer Target 2055 Fund R6	"	**	7,554,615
Amer Target 2060 Fund R6	"	**	1,251,974
Amer Target 2065 Fund R6	"	**	925,276
PIMCO Money Market Fund Admin	"	**	402,902
* Unitil Corp Common Stock	Common Stock	**	11,150,064
Total Investments at Fair Value			165,547,500
Investments at Contract Value:
New York Life Stable Value Fund	Pooled Separate Account	**	9,815,758
Total Investments on Financial Statements			175,363,258
* Notes Receivable from Participants	Participant Loans - 4.25% - 9.50%	n/a	2,354,207
Total			$177,717,465
* Represents a party-in-interest to the Plan
** Cost omitted for participant-directed investments